UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07963

The NYSA Series Trust

(Exact name of registrant as specified in charter)

5710 Commons Park

E. Syracuse, New York 13057

(Address of principal executive offices)

(Zip code)

Gregg A. Kidd

Pinnacle Advisors LLC

5710 Commons Park

E. Syracuse, New York 13057

 (Name and address of agent for service)

Registrant's telephone number, including area code: (315) 251-1101

Date of fiscal year end: March 31

Date of reporting period: December 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	NYSA Fund
	Schedule of Investments
	December 31, 2007 (Unaudited)

Shares		Value

COMMON STOCK - 96.28%

Aircraft Engines & Parts - 5.09%
3,000	United Technologies Corp.	229,620

Beverages - 9.26%
5,500	Pepsico, Inc.	417,450

Canned Fruit & Vegtable Preserves - 3.42%
3,000	JM Smuckers Co.	154,320

Closed End Mutual Fund - 0.58%
42,500	Universal Capital Management, Inc. *	25,925

Computer Storage - 1.85%
4,500	EMC Corp. *	83,385

Electric Services - 0.61%
650,000	McKenzie Bay International Ltd. *	7,800
5,000	US Geothermal, Inc. *	19,750
		27,550
Electromedical Apparatus - 5.13%
5,500	St. Jude Medical, Inc. *	223,520
4,000	Vision Sciences, Inc. *	7,920
		231,440
Electronic & Other Electrical Equipment - 1.64%
2,000	General Electric Co.	74,140

Financial - 0.60%
2,000	Washington Mutual, Inc.	27,220

General Machinery & Equipment - 1.34%
1,500	Pall Corp.	60,480

Industrial Organic Chemicals - 0.31%
20,000	Global Green Solutions, Inc. *	13,800

Newspapers, Printing & Publishing - 1.17%
6,000	Gatehouse Media, Inc.	52,680

Oil & Gas Field Machinery & Equipment - 5.06%
6,000	Bolt Technology Corp. *	227,880

Oil & Gas Field Exploration Services - 7.93%
5,000	Dawson Geographics Co. *	357,300

Othopedic, Prosthetic & Surgical Appliances & Supplies - 3.63%
200	Intuitive Surgical, Inc. *	64,600
1,500	Zimmer Holdings, Inc. *	99,225
		163,825
Pharmaceutical Preparations - 6.16%
4,000	Johnson & Johnson	266,800
4,000	Spectrum Pharmaceuticals, Inc. *	10,880
		277,680
Radio & TV Broadcasting Equipment - 1.32%
4,000	Sierra Wireless, Inc. *	59,400

Railroad Equipment - 2.92%
12,000	Protec Rail Products, Inc.	131,760

Real Estate - 2.39%
5,000	CB Richard Ellis Group, Inc. *	107,750

Retail Eating - 5.88%
1,000	Chipotle Mexican Grill, Inc. *	147,070
2,000	McDonalds Corp.	117,820
		264,890
Services - Commercial, Physical & Biological Research - 0.33%
100,000	Power 3 Medical Products, Inc. *	15,000

Services - Computer Integrated Systems - 2.03%
3,000	Quality Systems, Inc.	91,470

Services - Medical Laboratories - 2.51%
1,500	Laboratory Corp. of America Holdings *	113,295

Soaps & Detergents - 6.51%
4,000	Procter & Gamble Co.	293,680

Software - 0.44%
22,000	Nibex, Inc.	19,800

Sugar & Confectionery Products - 6.08%
2,500	Hershey Co.	98,500
3,000	Wrigley (WM.) Jr. Co.	175,650
		274,150
Surgical & Medical Instruments - 12.09%
1,500	3M Co.	126,480
12,000	Accuray, Inc. *	182,640
7,000	Angiodynam, Inc.	133,280
34,000	Transluminal Technologies	102,000
		544,400

TOTAL FOR COMMON STOCK (Cost $4,516,111) - 96.28%		$ 4,340,290

SHORT TERM INVESTMENTS - 2.71%
138,802	Huntington U.S. Treasury Money Market IV 2.80% ** (Cost $138,802)	138,802

TOTAL INVESTMENTS (Cost $4,654,913) - 96.28%		$ 4,479,092

OTHER ASSETS LESS LIABILITIES - 3.72%		28,662

NET ASSETS - 100.00%		$ 4,507,754

+ Restricted Security
* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at December 31, 2007.

NOTES TO FINANCIAL STATEMENTS
New York Equity Fund
1. SECURITY TRANSACTIONS

At December 31, 2007 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $4,654,913 amounted to $175,823, which consisted of aggregate gross unrealized appreciation of  $244,310 and aggregate gross unrealized depreciation of $420,133.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The New York State Opportunity Funds

By /s/Gregg A. Kidd

*Gregg A. Kidd

Chief Executive Officer

Date  February 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Gregg A. Kidd

*Gregg A. Kidd

Chief Executive Officer

Date February 27, 2008

By /s/Daniel F. Raite

*Daniel F. Raite

Chief Financial Officer

Date February 27, 2008

* Print the name and title of each signing officer under his or her signature.